Schedule of loans and borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Current liabilities	$ 12,249	$ 8,171	$ 2,384
Non-current liabilities	16,940	20,915	30,004
Total	29,189	29,086	32,388
Debtor invoice financing [member]
IfrsStatementLineItems [Line Items]
Current liabilities	67	67	1,329
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Current liabilities	55		462
Non-current liabilities	140		1,843
Shareholder loans [member]
IfrsStatementLineItems [Line Items]
Current liabilities	12,127	8,104	497
Non-current liabilities	16,800	20,915	28,111
Chattel mortgage [member]
IfrsStatementLineItems [Line Items]
Current liabilities			89
Chattel mortgage			50
Bank loan [member]
IfrsStatementLineItems [Line Items]
Current liabilities			$ 7